Subsequent events (Details) $ / shares in Units, € in Millions						6 Months Ended
	Jul. 31, 2020 $ / shares	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 14, 2020 USD ($)	Jul. 10, 2020 USD ($)	Jul. 08, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jul. 29, 2020 USD ($)	Jul. 14, 2020 EUR (€)	Jul. 08, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Debt [Abstract]
Proceeds from borrowings						$ 594,803,000	$ 308,981,000
Project debt						5,007,533,000					$ 4,852,348,000
Investment to acquire tax equity investor's equity interest						$ 126,613,000					$ 139,925,000
Subsequent Events [Member]
Dividends Approved [Abstract]
Dividend declaration date	Jul. 31, 2020
Dividend approved (in dollars per share) | $ / shares	$ 0.42
Dividend approved expected date to be paid	Sep. 15, 2020
Subsequent Events [Member] | Helioenergy [Member]
Debt [Abstract]
Maturity period				15 years
Fixed interest rate				3.00%
Proceeds from borrowings				$ 43,000,000
Subsequent Events [Member] | Helios [Member]
Debt [Abstract]
Maturity period			17 years
Fixed interest rate									2.00%
Proceeds from borrowings			$ 30,000,000
Project debt | €									€ 326
Outstanding project debt refinanced | €									€ 250
Subsequent Events [Member] | Solana [Member]
Debt [Abstract]
Option payment to acquire tax investor's equity interest		$ 10,000,000
Investment to acquire tax equity investor's equity interest		$ 290,000,000
Period of annual net production of asset		4 years
Period of highest annual production		5 years
Subsequent Events [Member] | Note Issuance Facility 2020 [Member]
Debt [Abstract]
Credit facility amount					$ 158,000,000					€ 140
Maturity period					7 years
Subsequent Events [Member] | Green Exchangeable Notes Due 2025 [Member]
Debt [Abstract]
Fixed interest rate		4.00%
Principal amount of notes issued		$ 100,000,000						$ 15,000,000
Maturity date		July 15, 2025
Exchange rate of notes (in shares) | shares		29.1070
Principal amount of notes for exchange rate		$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares		$ 34.36